Schedule of Financial Data Regarding Segment (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gain (Loss) from investment	₪ 341	₪ 665
Fair value of the investment	2,397	2,056
XTL [member]
IfrsStatementLineItems [Line Items]
Gain (Loss) from investment	116	22
Fair value of the investment	250	134
Cavnox [member]
IfrsStatementLineItems [Line Items]
Gain (Loss) from investment		965
Fair value of the investment
Fore [member]
IfrsStatementLineItems [Line Items]
Gain (Loss) from investment	225	(322)
Fair value of the investment	₪ 2,147	₪ 1,922